Document and Entity Information Document	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Entity Registrant Name	CATERPILLAR FINANCIAL SERVICES CORPORATION
Entity Central Index Key	0000764764
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false